VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.6%
BASIC MATERIALS — 5.6%
AdvanSix, Inc.	3,982	$119,301
Alcoa Corp.	1,190	40,460
American Vanguard Corp.	5,810	63,736
Ashland, Inc.	1,203	101,425
ATI, Inc.*	12,179	553,779
Avient Corp.	3,830	159,213
Cabot Corp.	2,568	214,428
Carpenter Technology Corp.	10,787	763,720
Century Aluminum Co.*	7,290	88,501
Chemours Co.	1,428	45,039
Coeur Mining, Inc.*	6,960	22,690
Commercial Metals Co.	27,500	1,376,100
Ecovyst, Inc.*	7,110	69,465
Element Solutions, Inc.	50,030	1,157,694
H.B. Fuller Co.	3,172	258,232
Hawkins, Inc.	1,040	73,237
Haynes International, Inc.	3,420	195,111
Hecla Mining Co.	107,898	518,989
Huntsman Corp.	14,365	360,992
Innospec, Inc.	940	115,846
Kaiser Aluminum Corp.	1,003	71,403
Koppers Holdings, Inc.	3,171	162,419
Kronos Worldwide, Inc.	9,450	93,933
Livent Corp.*	2,200	39,556
Mercer International, Inc.	11,500	109,020
Minerals Technologies, Inc.	6,040	430,712
NewMarket Corp.	98	53,491
Olin Corp.	8,685	468,556
Orion S.A.	3,260	90,400
Rayonier Advanced Materials, Inc.*	22,455	90,943
Rogers Corp.*	757	99,977
Royal Gold, Inc.	331	40,038
Schnitzer Steel Industries, Inc. - Class A	3,296	99,407
Stepan Co.	2,080	196,664
Sylvamo Corp.	730	35,850
Tronox Holdings PLC	26,655	377,435
United States Steel Corp.	30,110	1,464,851
Worthington Steel, Inc.*	2,520	70,812
		10,293,425
COMMUNICATIONS — 1.9%
1-800-Flowers.com, Inc. - Class A*	4,400	47,432
Advantage Solutions, Inc.*	84,000	304,080
Angi, Inc.*	17,360	43,226
ATN International, Inc.	2,499	97,386
Cars.com, Inc.*	3,085	58,523
Cogent Communications Holdings, Inc.	690	52,481
Consolidated Communications Holdings, Inc.*	8,840	38,454
Cumulus Media, Inc. - Class A*	7,510	39,953
EchoStar Corp. - Class A*	5,665	93,869
Entravision Communications Corp. - Class A	13,025	54,314
ePlus, Inc.*	3,950	315,368
EW Scripps Co. - Class A*	10,876	86,899
Frontier Communications Parent, Inc.*	1,743	44,168
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Gray Television, Inc.	7,875	$70,560
HealthStream, Inc.	890	24,057
InterDigital, Inc.	650	70,551
Iridium Communications, Inc.	3,190	131,300
Lands’ End, Inc.*	3,150	30,114
Liberty Latin America Ltd. - Class A*	7,710	56,360
Magnite, Inc.*	1,810	16,905
NETGEAR, Inc.*	1,500	21,870
Nexstar Media Group, Inc.	290	45,458
Open Lending Corp.*	4,510	38,380
Opendoor Technologies, Inc.*	39,130	175,302
Preformed Line Products Co.	720	96,379
QuinStreet, Inc.*	6,530	83,715
Saga Communications, Inc. - Class A	760	16,918
Scholastic Corp.	8,473	319,432
Shenandoah Telecommunications Co.	3,640	78,697
Sinclair, Inc.	3,480	45,344
Sphere Entertainment Co.*	3,450	117,162
TEGNA, Inc.	9,250	141,525
Telephone and Data Systems, Inc.	10,459	191,923
Thryv Holdings, Inc.*	1,696	34,514
Viasat, Inc.*	12,127	338,950
Ziff Davis, Inc.*	490	32,923
		3,454,492
CONSUMER, CYCLICAL — 19.3%
Abercrombie & Fitch Co. - Class A*	10,543	930,103
Academy Sports & Outdoors, Inc.	7,003	462,198
Acushnet Holdings Corp.	1,165	73,593
Adient PLC*	7,251	263,646
Allegiant Travel Co.	2,035	168,111
A-Mark Precious Metals, Inc.	850	25,713
American Axle & Manufacturing Holdings, Inc.*	18,305	161,267
American Eagle Outfitters, Inc.	24,262	513,384
America’s Car-Mart, Inc.*	480	36,370
Asbury Automotive Group, Inc.*	1,055	237,343
AutoNation, Inc.*	2,687	403,534
Bally’s Corp.*	6,960	97,022
Bassett Furniture Industries, Inc.	1,130	18,758
Beacon Roofing Supply, Inc.*	13,118	1,141,528
Beazer Homes USA, Inc.*	3,410	115,224
Biglari Holdings, Inc. - Class B*	120	19,792
Bloomin’ Brands, Inc.	4,963	139,708
Bluegreen Vacations Holding Corp.	1,130	84,886
BlueLinx Holdings, Inc.*	1,500	169,965
Buckle, Inc.	2,150	102,168
Caleres, Inc.	4,433	136,226
Century Communities, Inc.	9,072	826,822
Children’s Place, Inc.*	820	19,040
Chuy’s Holdings, Inc.*	1,820	69,579
Cracker Barrel Old Country Store, Inc.	690	53,185
Daktronics, Inc.*	3,420	29,002
Dana, Inc.	27,326	399,233
Dave & Buster’s Entertainment, Inc.*	1,730	93,161
Designer Brands, Inc. - Class A	7,680	67,968

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Dick’s Sporting Goods, Inc.	2,360	$346,802
Dillard’s, Inc. - Class A	2,876	1,160,897
Dine Brands Global, Inc.	300	14,895
Dorman Products, Inc.*	260	21,687
El Pollo Loco Holdings, Inc.*	3,380	29,812
Ethan Allen Interiors, Inc.	7,770	248,018
FirstCash Holdings, Inc.	152	16,475
Foot Locker, Inc.	7,363	229,357
Forestar Group, Inc.*	4,192	138,629
Gap, Inc.	30,042	628,178
Genesco, Inc.*	2,300	80,983
G-III Apparel Group Ltd.*	9,030	306,839
GMS, Inc.*	9,080	748,464
Goodyear Tire & Rubber Co.*	42,006	601,526
Green Brick Partners, Inc.*	7,248	376,461
Group 1 Automotive, Inc.	3,664	1,116,567
Guess?, Inc.	9,470	218,378
H&E Equipment Services, Inc.	2,345	122,690
Hamilton Beach Brands Holding Co. - Class A	2,891	50,564
Hanesbrands, Inc.	3,500	15,610
Haverty Furniture Cos., Inc.	4,630	164,365
Hibbett, Inc.	1,620	116,672
HNI Corp.	2,410	100,810
Hooker Furnishings Corp.	1,980	51,638
Hovnanian Enterprises, Inc. - Class A*	650	101,153
Installed Building Products, Inc.	280	51,190
Interface, Inc.	4,470	56,411
J Jill, Inc.*	750	19,335
JAKKS Pacific, Inc.*	820	29,151
JetBlue Airways Corp.*	10,024	55,633
Johnson Outdoors, Inc. - Class A	720	38,462
KB Home	4,850	302,931
Kohl’s Corp.	7,930	227,432
Kontoor Brands, Inc.	2,040	127,337
Landsea Homes Corp.*	5,180	68,065
La-Z-Boy, Inc.	8,190	302,375
LCI Industries	1,537	193,216
LGI Homes, Inc.*	2,811	374,313
Life Time Group Holdings, Inc.*	6,850	103,298
Lifetime Brands, Inc.	2,950	19,795
Light & Wonder, Inc.*	3,062	251,421
Lithia Motors, Inc.	130	42,806
M/I Homes, Inc.*	6,915	952,472
Macy’s, Inc.	20,241	407,249
Madison Square Garden Entertainment Corp.*	1,950	61,991
Marcus Corp.	3,670	53,509
MarineMax, Inc.*	3,010	117,089
Marriott Vacations Worldwide Corp.	2,060	174,873
MDC Holdings, Inc.	13,325	736,206
Meritage Homes Corp.	7,216	1,257,027
Methode Electronics, Inc.	1,460	33,186
Miller Industries, Inc.	2,765	116,932
MillerKnoll, Inc.	7,280	194,230
Motorcar Parts of America, Inc.*	4,530	42,310
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Movado Group, Inc.	4,990	$150,449
Murphy USA, Inc.	292	104,116
National Vision Holdings, Inc.*	4,548	95,190
Nu Skin Enterprises, Inc. - Class A	990	19,226
ODP Corp.*	12,740	717,262
Ollie’s Bargain Outlet Holdings, Inc.*	430	32,633
OPENLANE, Inc.*	14,244	210,954
Oxford Industries, Inc.	1,050	105,000
Patrick Industries, Inc.	3,510	352,229
PC Connection, Inc.	4,362	293,170
Penske Automotive Group, Inc.	6,012	964,986
Playa Hotels & Resorts N.V.*	9,727	84,139
PriceSmart, Inc.	530	40,163
PVH Corp.	7,159	874,257
RCI Hospitality Holdings, Inc.	250	16,565
Resideo Technologies, Inc.*	14,460	272,137
REV Group, Inc.	9,130	165,892
Rocky Brands, Inc.	1,750	52,815
Rush Enterprises, Inc. - Class A	14,422	725,427
Rush Enterprises, Inc. - Class B	6,862	363,549
ScanSource, Inc.*	4,700	186,167
Shoe Carnival, Inc.	5,630	170,082
Signet Jewelers Ltd.	5,690	610,309
Skechers USA, Inc. - Class A*	4,630	288,634
SkyWest, Inc.*	17,490	912,978
Sonic Automotive, Inc. - Class A	4,827	271,326
Spirit Airlines, Inc.	7,405	121,368
Sportsman’s Warehouse Holdings, Inc.*	5,010	21,343
Standard Motor Products, Inc.	1,390	55,336
Steelcase, Inc. - Class A	10,665	144,191
Tapestry, Inc.	1,050	38,651
Taylor Morrison Home Corp.*	24,903	1,328,575
Texas Roadhouse, Inc.	140	17,112
Thor Industries, Inc.	4,998	591,014
Titan Machinery, Inc.*	5,500	158,840
TKO Group Holdings, Inc.	300	24,474
Toll Brothers, Inc.	3,140	322,761
Topgolf Callaway Brands Corp.*	2,570	36,854
Tri Pointe Homes, Inc.*	31,485	1,114,569
Under Armour, Inc. - Class A*	13,412	117,891
UniFirst Corp.	600	109,746
Urban Outfitters, Inc.*	12,439	443,948
Victoria’s Secret & Co.*	3,745	99,392
Vista Outdoor, Inc.*	7,149	211,396
VOXX International Corp.*	2,260	24,137
VSE Corp.	1,160	74,948
Wabash National Corp.	3,370	86,339
WESCO International, Inc.	6,972	1,212,291
Winmark Corp.	290	121,090
Winnebago Industries, Inc.	5,155	375,696
Wolverine World Wide, Inc.	3,820	33,960
Xperi, Inc.*	1,442	15,891
Zumiez, Inc.*	2,420	49,223
		35,306,935
CONSUMER, NON-CYCLICAL — 10.0%
Aaron’s Co., Inc.	4,070	44,282

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
ABM Industries, Inc.	13,275	$595,118
Acadia Healthcare Co., Inc.*	11,454	890,663
ACCO Brands Corp.	13,780	83,782
Adtalem Global Education, Inc.*	12,230	720,958
Alight, Inc.*	9,550	81,461
American Public Education, Inc.*	4,950	47,768
Andersons, Inc.	9,480	545,479
Anika Therapeutics, Inc.*	600	13,596
Artivion, Inc.*	4,440	79,387
Avanos Medical, Inc.*	7,550	169,346
B&G Foods, Inc.	1,990	20,895
BellRing Brands, Inc.*	660	36,584
BrightView Holdings, Inc.*	4,500	37,890
Brookdale Senior Living, Inc.*	14,145	82,324
Cal-Maine Foods, Inc.	2,713	155,699
CBIZ, Inc.*	8,785	549,853
Central Garden & Pet Co. - Class A*	6,990	307,840
Chegg, Inc.*	3,220	36,579
Cleanspark, Inc.*	5,460	60,224
Coca-Cola Consolidated, Inc.	310	287,804
Collegium Pharmaceutical, Inc.*	1,920	59,098
CONMED Corp.	329	36,029
Coty, Inc. - Class A*	8,448	104,924
CRA International, Inc.	1,290	127,516
Cross Country Healthcare, Inc.*	2,690	60,902
Cytek Biosciences, Inc.*	5,270	48,062
Deluxe Corp.	4,760	102,102
Duckhorn Portfolio, Inc.*	3,210	31,619
Dun & Bradstreet Holdings, Inc.	4,920	57,564
Edgewell Personal Care Co.	10,120	370,696
Enhabit, Inc.*	2,590	26,807
Ennis, Inc.	5,900	129,269
Enovis Corp.*	6,598	369,620
Envista Holdings Corp.*	5,960	143,398
First Advantage Corp.	5,210	86,330
FONAR Corp.*	1,270	24,841
Fresh Del Monte Produce, Inc.	11,020	289,275
FTI Consulting, Inc.*	500	99,575
Fulgent Genetics, Inc.*	2,200	63,602
Graham Holdings Co. - Class B	570	397,016
Grand Canyon Education, Inc.*	840	110,914
Green Dot Corp. - Class A*	8,480	83,952
GXO Logistics, Inc.*	2,750	168,190
Heidrick & Struggles International, Inc.	3,305	97,597
Herc Holdings, Inc.	793	118,070
Huron Consulting Group, Inc.*	2,630	270,364
ICF International, Inc.	3,193	428,149
Ingles Markets, Inc. - Class A	4,967	429,000
Ingredion, Inc.	1,588	172,346
Innoviva, Inc.*	11,450	183,658
Integer Holdings Corp.*	6,460	640,057
Iovance Biotherapeutics, Inc.*	6,622	53,837
John B Sanfilippo & Son, Inc.	580	59,763
Kelly Services, Inc. - Class A	8,850	191,337
Korn Ferry	8,965	532,073
Laureate Education, Inc.	13,940	191,117
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Ligand Pharmaceuticals, Inc.*	1,035	$73,920
LiveRamp Holdings, Inc.*	7,389	279,895
ManpowerGroup, Inc.	990	78,675
Matthews International Corp. - Class A	4,430	162,359
Mister Car Wash, Inc.*	4,830	41,731
ModivCare, Inc.*	1,110	48,829
Monro, Inc.	1,752	51,404
National HealthCare Corp.	1,820	168,204
National Research Corp.	2,300	90,988
Natural Grocers by Vitamin Cottage, Inc.	4,950	79,200
Omni AB, Inc. - Earnout Shares[1]	477	—
Omni AB, Inc. - Earnout Shares[1]	477	—
OraSure Technologies, Inc.*	5,810	47,642
Owens & Minor, Inc.*	5,790	111,573
Patterson Cos., Inc.	1,825	51,921
Pediatrix Medical Group, Inc.*	5,537	51,494
Perdoceo Education Corp.	12,310	216,164
Pilgrim’s Pride Corp.*	3,733	103,255
Post Holdings, Inc.*	3,390	298,523
Premier, Inc. - Class A	1,320	29,515
Prestige Consumer Healthcare, Inc.*	9,295	569,040
PROG Holdings, Inc.*	6,563	202,862
Quad/Graphics, Inc.*	4,040	21,897
Quanex Building Products Corp.	7,275	222,397
QuidelOrtho Corp.*	480	35,376
Repay Holdings Corp.*	4,490	38,345
Sabre Corp.*	7,060	31,064
Select Medical Holdings Corp.	2,524	59,314
Seneca Foods Corp. - Class A*	1,430	74,989
SpartanNash Co.	10,653	244,486
Sprouts Farmers Market, Inc.*	1,878	90,351
Strategic Education, Inc.	3,010	278,034
Stride, Inc.*	9,345	554,813
Supernus Pharmaceuticals, Inc.*	892	25,814
Tandem Diabetes Care, Inc.*	3,000	88,740
Tango Therapeutics, Inc.*	2,920	28,908
Tenet Healthcare Corp.*	580	43,831
Textainer Group Holdings Ltd.	11,095	545,874
TreeHouse Foods, Inc.*	5,867	243,187
TrueBlue, Inc.*	4,670	71,638
UFP Technologies, Inc.*	130	22,365
United Natural Foods, Inc.*	7,570	122,861
Universal Corp.	400	26,928
Upbound Group, Inc.	4,820	163,735
USANA Health Sciences, Inc.*	1,310	70,216
Varex Imaging Corp.*	4,600	94,300
Veracyte, Inc.*	1,543	42,448
Village Super Market, Inc. - Class A	2,030	53,247
Weis Markets, Inc.	7,179	459,169
WillScot Mobile Mini Holdings Corp.*	8,955	398,497
Zimvie, Inc.*	3,150	55,913
		18,172,132
ENERGY — 9.1%
Adams Resources & Energy, Inc.	560	14,661
Alpha Metallurgical Resources, Inc.	1,928	653,438
Alto Ingredients, Inc.*	10,500	27,930

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Antero Midstream Corp.	12,060	$151,112
APA Corp.	4,350	156,078
Arch Resources, Inc.	1,600	265,504
Archrock, Inc.	26,780	412,412
Baytex Energy Corp.	9,512	31,581
Berry Corp.	7,605	53,463
Bristow Group, Inc.*	4,620	130,607
California Resources Corp.	4,815	263,284
Callon Petroleum Co.*	6,575	213,030
ChampionX Corp.	2,110	61,633
Chord Energy Corp.	4,921	818,018
Civeo Corp.	670	15,310
Civitas Resources, Inc.[2]	7,701	526,594
CNX Resources Corp.*	31,011	620,220
Comstock Resources, Inc.	7,924	70,127
CONSOL Energy, Inc.	8,571	861,643
CVR Energy, Inc.	3,176	96,233
Delek U.S. Holdings, Inc.	7,058	182,096
Diamond Offshore Drilling, Inc.*	1,200	15,600
Diamondback Energy, Inc.	2,569	398,401
Dril-Quip, Inc.*	2,430	56,546
EnLink Midstream LLC	20,045	243,747
Equitrans Midstream Corp.	25,268	257,228
Expro Group Holdings N.V.*	1,115	17,751
FutureFuel Corp.	3,460	21,037
Golar LNG Ltd.	4,285	98,512
Gulfport Energy Corp.*	370	49,284
Hallador Energy Co.*	5,370	47,471
Helix Energy Solutions Group, Inc.*	24,350	250,318
Helmerich & Payne, Inc.	16,799	608,460
Liberty Energy, Inc.	9,569	173,582
Matador Resources Co.	10,104	574,513
Murphy Oil Corp.	28,531	1,217,132
Nabors Industries Ltd.*	340	27,754
NACCO Industries, Inc. - Class A	2,700	98,550
Natural Gas Services Group, Inc.*	1,160	18,653
Newpark Resources, Inc.*	17,215	114,308
Noble Corp. PLC	992	47,775
NOV, Inc.	6,955	141,047
NOW, Inc.*	15,225	172,347
Oceaneering International, Inc.*	6,382	135,809
Oil States International, Inc.*	12,685	86,131
Par Pacific Holdings, Inc.*	3,959	143,989
Patterson-UTI Energy, Inc.	23,033	248,756
PBF Energy, Inc. - Class A	22,817	1,003,035
Peabody Energy Corp.	21,613	525,628
Permian Resources Corp.	33,274	452,526
Pioneer Natural Resources Co.	1,128	253,665
ProPetro Holding Corp.*	24,540	205,645
Ramaco Resources, Inc. - Class A2	11,690	200,834
Ramaco Resources, Inc. - Class B	860	11,447
Range Resources Corp.	959	29,192
REX American Resources Corp.*	3,450	163,185
RPC, Inc.	3,960	28,829
SandRidge Energy, Inc.	2,136	29,199
Seadrill Ltd.*	1,210	57,209
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
SilverBow Resources, Inc.*	900	$26,172
SM Energy Co.	5,644	218,536
SunCoke Energy, Inc.	26,870	288,584
Talos Energy, Inc.*	9,388	133,591
Targa Resources Corp.	3,610	313,601
TechnipFMC PLC	22,830	459,796
Tidewater, Inc.*	850	61,293
Transocean Ltd.*	35,583	225,952
U.S. Silica Holdings, Inc.*	11,839	133,899
VAALCO Energy, Inc.	15,500	69,595
Vital Energy, Inc.*	1,350	61,411
Warrior Met Coal, Inc.	9,615	586,227
Weatherford International PLC*	1,230	120,331
		16,549,057
FINANCIAL — 27.1%
1st Source Corp.	5,572	306,181
Air Lease Corp.	22,794	955,980
Amalgamated Financial Corp.	2,210	59,537
Ambac Financial Group, Inc.*	6,390	105,307
Amerant Bancorp, Inc.	1,650	40,540
American Equity Investment Life Holding Co.*	29,372	1,638,958
American National Bankshares, Inc.	560	27,300
Ameris Bancorp	7,392	392,146
AMERISAFE, Inc.	1,540	72,041
Anywhere Real Estate, Inc.*	8,950	72,584
Associated Banc-Corp	28,940	619,027
Assured Guaranty Ltd.	12,078	903,797
Atlantic Union Bankshares Corp.	15,553	568,307
Axis Capital Holdings Ltd.	8,535	472,583
Axos Financial, Inc.*	5,295	289,107
Banc of California, Inc.	9,080	121,944
BancFirst Corp.	484	47,108
Bancorp, Inc.*	2,467	95,127
Bank of Hawaii Corp.[2]	2,141	155,137
Bank of NT Butterfield & Son Ltd.	1,180	37,772
Bank OZK	16,329	813,674
Bank7 Corp.	770	21,059
BankFinancial Corp.	3,130	32,114
BankUnited, Inc.	11,844	384,101
Banner Corp.	6,890	369,028
Bar Harbor Bankshares	1,790	52,554
BCB Bancorp, Inc.	2,950	37,907
Berkshire Hills Bancorp, Inc.	6,346	157,571
Bread Financial Holdings, Inc.	5,840	192,370
Brighthouse Financial, Inc.*	9,942	526,131
Brookline Bancorp, Inc.	13,105	142,976
Business First Bancshares, Inc.	1,650	40,672
Byline Bancorp, Inc.	2,860	67,382
C&F Financial Corp.	710	48,415
Cadence Bank	16,541	489,448
Camden National Corp.	691	26,002
Capital City Bank Group, Inc.	1,190	35,022
Capitol Federal Financial, Inc.	13,300	85,785
Carter Bankshares, Inc.*	1,610	24,102

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cathay General Bancorp	8,740	$389,542
Central Pacific Financial Corp.	1,380	27,158
Central Valley Community Bancorp	1,800	40,230
Chemung Financial Corp.	680	33,864
City Holding Co.	2,059	227,025
CNB Financial Corp.	2,560	57,830
CNO Financial Group, Inc.	27,099	756,062
Columbia Banking System, Inc.	14,571	388,754
Comerica, Inc.	640	35,718
Community Bank System, Inc.	2,612	136,111
Community Trust Bancorp, Inc.	1,470	64,474
ConnectOne Bancorp, Inc.	6,500	148,915
Consumer Portfolio Services, Inc.*	3,597	33,704
CrossFirst Bankshares, Inc.*	3,800	51,604
Cushman & Wakefield PLC*	10,460	112,968
Customers Bancorp, Inc.*	9,915	571,302
CVB Financial Corp.	5,870	118,515
Dime Community Bancshares, Inc.	6,509	175,287
Donegal Group, Inc. - Class A	1,421	19,880
Eagle Bancorp, Inc.	797	24,022
Employers Holdings, Inc.	5,819	229,269
Enact Holdings, Inc.	2,253	65,089
Encore Capital Group, Inc.*	6,460	327,845
Enova International, Inc.*	6,105	337,973
Enstar Group Ltd.*	1,260	370,881
Enterprise Financial Services Corp.	2,385	106,490
Esquire Financial Holdings, Inc.	1,059	52,908
ESSA Bancorp, Inc.	960	19,219
Essent Group Ltd.	6,727	354,782
Evercore, Inc. - Class A	640	109,472
EZCORP, Inc. - Class A*	16,920	147,881
Federal Agricultural Mortgage Corp. - Class C	1,978	378,233
Financial Institutions, Inc.	2,250	47,925
First BanCorp/Puerto Rico	52,310	860,499
First Bancorp/Southern Pines NC	2,038	75,426
First Bancshares, Inc.	566	16,601
First Bank/Hamilton NJ	1,170	17,199
First Busey Corp.	5,489	136,237
First Business Financial Services, Inc.	1,320	52,932
First Commonwealth Financial Corp.	21,140	326,402
First Community Bankshares, Inc.	1,750	64,925
First Financial Bancorp	20,709	491,839
First Financial Corp.	1,821	78,358
First Financial Northwest, Inc.	1,360	18,333
First Horizon Corp.	4,782	67,713
First Internet Bancorp	2,390	57,814
First Interstate BancSystem, Inc. - Class A	4,906	150,859
First Merchants Corp.	6,962	258,151
First Mid Bancshares, Inc.	1,992	69,043
Flushing Financial Corp.	4,110	67,733
FNB Corp.	38,057	524,045
FRP Holdings, Inc.*	1,070	67,282
FS Bancorp, Inc.	1,120	41,395
Fulton Financial Corp.	40,311	663,519
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Genworth Financial, Inc. - Class A*	117,458	$784,619
Glacier Bancorp, Inc.	2,150	88,838
Great Southern Bancorp, Inc.	2,295	136,208
Hancock Whitney Corp.	17,453	848,041
Hanmi Financial Corp.	9,080	176,152
Hanover Insurance Group, Inc.	240	29,141
Heartland Financial USA, Inc.	5,040	189,554
Heritage Commerce Corp.	6,040	59,917
Heritage Financial Corp.	1,618	34,609
Hilltop Holdings, Inc.	11,342	399,352
Home Bancorp, Inc.	940	39,489
HomeStreet, Inc.	3,890	40,067
Hope Bancorp, Inc.	19,307	233,229
Horace Mann Educators Corp.	10,261	335,535
Horizon Bancorp, Inc.	3,741	53,534
Howard Hughes Holdings, Inc.*	4,619	395,155
Independent Bank Corp.	2,580	67,132
Independent Bank Corp.	1,755	115,497
Independent Bank Group, Inc.	5,245	266,866
International Bancshares Corp.	12,305	668,408
Invesco Ltd.	9,240	164,842
Jackson Financial, Inc. - Class A	13,913	712,346
Janus Henderson Group PLC	10,032	302,465
Kearny Financial Corp.	12,802	114,834
Kemper Corp.	2,100	102,207
Kennedy-Wilson Holdings, Inc.	10,255	126,957
Lakeland Bancorp, Inc.	10,935	161,729
Legacy Housing Corp.*	676	17,049
LendingClub Corp.*	7,360	64,326
Live Oak Bancshares, Inc.	3,380	153,790
Marcus & Millichap, Inc.	3,920	171,226
McGrath RentCorp	2,445	292,471
Mercantile Bank Corp.	1,560	62,993
Merchants Bancorp	640	27,251
Mercury General Corp.	2,152	80,291
Metropolitan Bank Holding Corp.*	560	31,013
MGIC Investment Corp.	31,090	599,726
Midland States Bancorp, Inc.	3,660	100,870
MidWestOne Financial Group, Inc.	1,400	37,674
Mr Cooper Group, Inc.*	13,692	891,623
National Western Life Group, Inc. - Class A	510	246,340
Navient Corp.	33,364	621,238
NBT Bancorp, Inc.	700	29,337
Nelnet, Inc. - Class A	5,820	513,440
New York Community Bancorp, Inc.	76,741	785,060
Newmark Group, Inc. - Class A	7,310	80,118
NMI Holdings, Inc. - Class A*	15,117	448,673
Northeast Bank	1,190	65,676
Northfield Bancorp, Inc.	5,760	72,461
Northrim BanCorp, Inc.	1,860	106,411
Northwest Bancshares, Inc.	23,181	289,299
Oak Valley Bancorp	1,810	54,209
OceanFirst Financial Corp.	9,591	166,500
OFG Bancorp	14,850	556,578
Old National Bancorp	40,696	687,355

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Old Second Bancorp, Inc.	2,780	$42,923
OneMain Holdings, Inc.	2,350	115,620
Oppenheimer Holdings, Inc. - Class A	2,050	84,706
Pacific Premier Bancorp, Inc.	18,590	541,155
Park National Corp.	185	24,579
Pathward Financial, Inc.	3,445	182,344
PCB Bancorp	3,540	65,242
Peapack-Gladstone Financial Corp.	3,435	102,432
PennyMac Financial Services, Inc.	6,607	583,861
Peoples Bancorp, Inc.	6,043	204,012
Peoples Financial Services Corp.	780	37,986
Pinnacle Financial Partners, Inc.	2,127	185,517
Piper Sandler Cos.	1,943	339,772
Popular, Inc.	9,530	782,127
PRA Group, Inc.*	3,100	81,220
Preferred Bank/Los Angeles CA	3,270	238,873
Premier Financial Corp.	5,144	123,970
Primerica, Inc.	300	61,728
Primis Financial Corp.	2,444	30,941
ProAssurance Corp.	11,325	156,172
Provident Financial Holdings, Inc.	1,180	14,880
Provident Financial Services, Inc.	20,160	363,485
QCR Holdings, Inc.	1,667	97,336
Radian Group, Inc.	15,052	429,735
RE/MAX Holdings, Inc. - Class A	3,229	43,043
Regional Management Corp.	3,380	84,770
Renasant Corp.	11,493	387,084
Republic Bancorp, Inc. - Class A	1,290	71,156
S&T Bancorp, Inc.	2,273	75,964
Safety Insurance Group, Inc.	2,230	169,458
Sandy Spring Bancorp, Inc.	4,031	109,804
Seacoast Banking Corp. of Florida	3,015	85,807
Selective Insurance Group, Inc.	3,041	302,519
Sierra Bancorp	2,330	52,541
Simmons First National Corp. - Class A	17,587	348,926
SiriusPoint Ltd.*	14,610	169,476
SmartFinancial, Inc.	1,270	31,102
Southside Bancshares, Inc.	1,366	42,783
SouthState Corp.	4,413	372,678
Stellar Bancorp, Inc.	2,529	70,407
Stewart Information Services Corp.	2,660	156,275
Stifel Financial Corp.	3,100	214,365
Stock Yards Bancorp, Inc.	840	43,252
StoneX Group, Inc.*	3,286	242,605
Summit Financial Group, Inc.	2,771	85,042
Texas Capital Bancshares, Inc.*	9,492	613,468
Timberland Bancorp, Inc.	1,578	49,644
Tiptree, Inc.	9,480	179,741
Tompkins Financial Corp.	1,369	82,455
Towne Bank/Portsmouth VA	2,010	59,818
TriCo Bancshares	2,193	94,233
TrustCo Bank Corp. NY	2,420	75,141
Trustmark Corp.	8,127	226,581
United Bankshares, Inc.	11,352	426,268
United Community Banks, Inc.	6,602	193,174
United Fire Group, Inc.	3,030	60,964
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Universal Insurance Holdings, Inc.	3,770	$60,245
Univest Financial Corp.	5,540	122,046
Unum Group	16,606	750,923
Valley National Bancorp	38,873	422,161
Veritex Holdings, Inc.	1,300	30,251
Virtus Investment Partners, Inc.	558	134,902
WaFd, Inc.	20,570	677,987
Walker & Dunlop, Inc.	2,054	228,014
Waterstone Financial, Inc.	4,634	65,803
Webster Financial Corp.	7,689	390,294
WesBanco, Inc.	10,891	341,651
Westamerica BanCorp	1,630	91,948
Western Alliance Bancorp	1,706	112,238
White Mountains Insurance Group Ltd.	295	443,978
Wintrust Financial Corp.	5,134	476,178
World Acceptance Corp.*	540	70,486
WSFS Financial Corp.	7,531	345,899
		49,369,918
INDUSTRIAL — 18.4%
AAON, Inc.	780	57,619
AAR Corp.*	8,900	555,360
Acuity Brands, Inc.	140	28,676
Air Transport Services Group, Inc.*	6,690	117,811
Alamo Group, Inc.	640	134,522
American Woodmark Corp.*	2,943	273,258
Apogee Enterprises, Inc.	1,760	94,002
Applied Industrial Technologies, Inc.	490	84,618
ArcBest Corp.	7,800	937,638
Arcosa, Inc.	5,709	471,792
Ardmore Shipping Corp.	6,820	96,094
Aspen Aerogels, Inc.*	1,540	24,301
Astec Industries, Inc.	4,577	170,264
Atkore, Inc.*	1,035	165,600
Avnet, Inc.	12,236	616,694
AZEK Co., Inc.*	2,980	113,985
AZZ, Inc.	1,200	69,708
Barnes Group, Inc.	9,027	294,551
Bel Fuse, Inc. - Class B	2,710	180,947
Belden, Inc.	590	45,578
Benchmark Electronics, Inc.	10,280	284,139
Boise Cascade Co.	8,754	1,132,417
Brady Corp. - Class A	1,955	114,739
Clearwater Paper Corp.*	3,575	129,129
Coherent Corp.*	903	39,308
Columbus McKinnon Corp.	5,120	199,782
Comfort Systems USA, Inc.	609	125,253
Comtech Telecommunications Corp.	4,020	33,889
Concrete Pumping Holdings, Inc.*	4,970	40,754
Costamare, Inc.	20,907	217,642
Covenant Logistics Group, Inc.	1,962	90,330
DHT Holdings, Inc.	48,850	479,218
Dorian LPG Ltd.	11,683	512,533
Ducommun, Inc.*	2,697	140,406
DXP Enterprises, Inc.*	1,480	49,876
Eagle Bulk Shipping, Inc.	2,870	158,998
Eagle Materials, Inc.	430	87,221

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
EMCOR Group, Inc.	908	$195,610
Encore Wire Corp.	5,815	1,242,084
EnerSys	1,780	179,709
Enpro, Inc.	4,415	692,007
Enviri Corp.*	8,040	72,360
Esab Corp.	7,113	616,128
ESCO Technologies, Inc.	2,801	327,801
Federal Signal Corp.	4,918	377,407
Flowserve Corp.	2,450	100,989
Fluor Corp.*	1,739	68,117
Frontdoor, Inc.*	8,130	286,339
Frontline PLC[2]	25,034	501,932
GATX Corp.	8,215	987,607
Genco Shipping & Trading Ltd.	11,595	192,361
Gibraltar Industries, Inc.*	5,089	401,929
Granite Construction, Inc.	6,993	355,664
Great Lakes Dredge & Dock Corp.*	11,840	90,931
Greenbrier Cos., Inc.	8,985	396,957
Greif, Inc. - Class A	5,210	341,724
Griffon Corp.	6,350	387,032
Hayward Holdings, Inc.*	7,676	104,394
Heartland Express, Inc.	2,240	31,942
Hillenbrand, Inc.	2,247	107,519
Hub Group, Inc. - Class A*	9,780	899,173
Ichor Holdings Ltd.*	4,558	153,286
International Seaways, Inc.	9,804	445,886
Intevac, Inc.*	6,420	27,734
Itron, Inc.*	740	55,877
JELD-WEN Holding, Inc.*	3,420	64,570
John Bean Technologies Corp.	230	22,874
Kennametal, Inc.	7,425	191,491
Kimball Electronics, Inc.*	6,580	177,331
Kirby Corp.*	5,141	403,466
Knowles Corp.*	16,595	297,216
Kratos Defense & Security Solutions, Inc.*	4,492	91,143
Louisiana-Pacific Corp.	1,330	94,204
LSB Industries, Inc.*	1,910	17,782
LSI Industries, Inc.	5,860	82,509
Manitowoc Co., Inc.*	6,980	116,496
Marten Transport Ltd.	20,425	428,516
MasTec, Inc.*	600	45,432
Materion Corp.	3,654	475,495
Matson, Inc.	4,661	510,846
Mistras Group, Inc.*	6,030	44,140
Modine Manufacturing Co.*	14,142	844,277
Moog, Inc. - Class A	1,455	210,655
Mueller Industries, Inc.	8,100	381,915
MYR Group, Inc.*	2,733	395,274
National Presto Industries, Inc.	460	36,929
NL Industries, Inc.	5,450	30,575
Nordic American Tankers Ltd.	8,300	34,860
Northwest Pipe Co.*	1,917	58,008
nVent Electric PLC	4,145	244,928
O-I Glass, Inc.*	13,045	213,677
Olympic Steel, Inc.	3,399	226,713
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Overseas Shipholding Group, Inc. - Class A	14,280	$75,256
PAM Transportation Services, Inc.*	1,454	30,214
Park-Ohio Holdings Corp.	1,410	38,014
Plexus Corp.*	3,930	424,951
Powell Industries, Inc.	1,400	123,760
Primoris Services Corp.	7,250	240,772
Proto Labs, Inc.*	1,720	67,011
RBC Bearings, Inc.*	160	45,582
Regal Rexnord Corp.	3,366	498,235
Ryder System, Inc.	2,573	296,049
Ryerson Holding Corp.	4,669	161,921
Saia, Inc.*	130	56,969
Sanmina Corp.*	17,381	892,862
Schneider National, Inc. - Class B	5,700	145,065
Scorpio Tankers, Inc.	9,446	574,317
SFL Corp. Ltd.	3,130	35,306
SmartRent, Inc.*	11,010	35,122
Smith & Wesson Brands, Inc.	9,320	126,379
SPX Technologies, Inc.*	3,165	319,697
Standex International Corp.	550	87,109
Sterling Infrastructure, Inc.*	2,470	217,187
Sturm Ruger & Co., Inc.	359	16,317
Summit Materials, Inc. - Class A*	17,038	655,281
TD SYNNEX Corp.	1,180	126,980
Teekay Corp.*	13,522	96,682
Teekay Tankers Ltd. - Class A	5,263	262,992
Terex Corp.	3,295	189,331
Thermon Group Holdings, Inc.*	3,370	109,761
Timken Co.	1,905	152,686
TimkenSteel Corp.*	11,432	268,080
TopBuild Corp.*	215	80,466
TriMas Corp.	6,050	153,247
Trinity Industries, Inc.	14,845	394,729
TTM Technologies, Inc.*	35,084	554,678
UFP Industries, Inc.	5,070	636,538
Vishay Intertechnology, Inc.	27,399	656,754
Watts Water Technologies, Inc. - Class A	440	91,670
Werner Enterprises, Inc.	10,110	428,361
Willis Lease Finance Corp.*	1,740	85,051
World Kinect Corp.	9,090	207,070
Worthington Enterprises, Inc.	2,520	145,026
Xometry, Inc. - Class A*	1,530	54,942
		33,608,893
TECHNOLOGY — 3.7%
ACI Worldwide, Inc.*	890	27,234
Adeia, Inc.	16,957	210,097
Alpha & Omega Semiconductor Ltd.*	6,665	173,690
Amkor Technology, Inc.	38,096	1,267,454
ASGN, Inc.*	570	54,817
Axcelis Technologies, Inc.*	797	103,363
CACI International, Inc. - Class A*	1,589	514,614
Cardlytics, Inc.*	6,420	59,128
Cerence, Inc.*	1,060	20,840
Cohu, Inc.*	4,382	155,079

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Concentrix Corp.	220	$21,606
Conduent, Inc.*	19,850	72,452
Digi International, Inc.*	5,215	135,590
Diodes, Inc.*	827	66,590
Donnelley Financial Solutions, Inc.*	1,040	64,865
ExlService Holdings, Inc.*	1,000	30,850
Insight Enterprises, Inc.*	6,225	1,103,008
IPG Photonics Corp.*	525	56,983
Kulicke & Soffa Industries, Inc.	2,858	156,390
Maximus, Inc.	480	40,253
NetScout Systems, Inc.*	13,590	298,300
Onto Innovation, Inc.*	1,054	161,157
PAR Technology Corp.*	903	39,317
Parsons Corp.*	1,620	101,590
Photronics, Inc.*	13,193	413,864
Rambus, Inc.*	5,125	349,781
Richardson Electronics Ltd./United States	2,340	31,239
Semtech Corp.*	2,671	58,522
Silicon Laboratories, Inc.*	360	47,617
Super Micro Computer, Inc.*	1,716	487,790
Ultra Clean Holdings, Inc.*	3,520	120,173
Upland Software, Inc.*	8,550	36,166
Veradigm, Inc.*	18,109	189,963
Vishay Precision Group, Inc.*	2,480	84,494
Xerox Holdings Corp.	1,520	27,862
		6,782,738
UTILITIES — 0.5%
American States Water Co.	460	36,993
Brookfield Infrastructure Corp. - Class A	3,373	118,999
California Water Service Group	582	30,188
Genie Energy Ltd. - Class B	1,720	48,384
IDACORP, Inc.	330	32,446
MGE Energy, Inc.	354	25,598
New Jersey Resources Corp.	2,626	117,067
NRG Energy, Inc.	2,572	132,972
ONE Gas, Inc.	840	53,525
Ormat Technologies, Inc.	671	50,855
Otter Tail Corp.	1,531	130,089
SJW Group	840	54,894
		832,010
TOTAL COMMON STOCKS
(Cost $111,251,121)		174,369,600
EXCHANGE-TRADED FUNDS — 2.6%
Direxion Daily Homebuilders & Supplies Bull 3x Shares ETF	3,698	405,744
Direxion Daily Regional Banks Bull 3x Shares ETF	1,840	178,903
Direxion Daily S&P Biotech Bull 3X Shares ETF	1,011	123,312
Direxion Daily Small Cap Bull 3X Shares ETF	25,094	989,958
iShares Russell 2000 Value ETF	6,615	1,027,508
iShares S&P Small-Cap 600 Value ETF	5,670	584,407
	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
ProShares UltraPro Russell2000 ETF[2]	4,601	$213,348
SPDR S&P Regional Banking ETF[2]	19,183	1,005,765
VanEck Oil Services ETF	490	151,665
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,382,528)		4,680,610
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	9,853
WESCO International, Inc. 10.63%[3,4,5]	5,008	132,311
		142,164
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	42,480
TOTAL PREFERRED STOCKS
(Cost $188,490)		184,644
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[1]	12,820	—
CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[1]	5,159	—
Jounce Therapeutics, Expiration Date: December 31, 2025*[1]	18,810	—
		—
TOTAL WARRANTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 2.7%
Federated Treasury Obligations Fund - Class Institutional, 5.14%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio - Class I, 5.17%[4]	717,243	717,243
Invesco Government & Agency Portfolio, 5.28%[4,7]	3,741,373	3,741,373
TOTAL MONEY MARKET INVESTMENTS
(Cost $4,958,616)		4,958,616
TOTAL INVESTMENTS — 101.0%
(Cost $119,780,755)		184,193,470
Liabilities less other assets — (1.0)%		(1,748,703)
TOTAL NET ASSETS — 100.0%		$182,444,767

LLC – Limited Liability Company

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2023 (Unaudited)

LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[2]All or a portion of shares are on loan. Total loaned securities had a fair value of $2,503,734 at December 31, 2023.
[3]Callable.
[4]Variable rate security; the rate shown represents the rate at December 31, 2023.
[5]Perpetual security; maturity date is not applicable.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at December 31, 2023. The Fund had option contracts transactions during the period ended December 31, 2023, however, due to the timing of these transactions, there were no open options contracts as of December 31, 2023.
[7]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $3,741,373 at December 31, 2023.